Derivatives (Hedges of Net Investments in Foreign Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount And Location Of Gains Losses Reclassified From Accumulated Other Comprehensive Income Loss Into Income Loss Effective Portion On Net Investment In Foreign Operation Hedges	$ 0
Foreign Operations Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	(302)	$ 117	$ 629
Foreign Operations Hedges [Member] | Foreign currency forwards
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	(267)	255	407
Foreign Operations Hedges [Member] | Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	$ (35)	$ (138)	$ 222